Share-based compensation - Schedule of Assumptions Used to Value Stock Options Granted (Detail)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%
Expected term	2 years 4 months 24 days
Risk-free interest rate	0.314%
Volatility	29.84%